UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number: 028-11856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul Leary
        --------------------------------------------------------
Title: Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
        --------------------------------------------------------
Phone:  011 44 20 7 852 3800
        --------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Paul Leary              London, United Kingdom            February 14, 2011
---------------------   ---------------------------------   -------------------
[Signature]                     [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:              23
                                            -----------
Form 13F Information Table Value Total:     $   340,679
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number        Name

1                028-11857                   Centaurus Capital Limited
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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ALLEGHENY ENERGY INC         COM            017361106   10,685   440,800 SH       OTHER      1           0   440,800    0
BECKMAN COULTER INC          COM            075811109    4,890    65,000 SH       OTHER      1           0    65,000    0
BMP SUNSTONE CORP            COM            05569C105   12,382 1,249,445 SH       OTHER      1           0 1,249,445    0
CADENCE FINL CORP            COM            12738A101       49    19,996 SH       OTHER      1           0    19,996    0
CAPITAL GOLD CORP            COM NEW        14018Y205    4,186   825,658 SH       OTHER      1           0   825,658    0
COMMSCOPE INC                COM            203372107   48,391 1,550,000 SH       OTHER      1           0 1,550,000    0
CYPRESS BIOSCIENCE INC       COM PAR $.02   232674507      371    57,277 SH       OTHER      1           0    57,277    0
DYNAMEX INC                  COM            26784F103   21,990   888,115 SH       OTHER      1           0   888,115    0
FIRST MERCURY FINANCIAL CORP COM            320841109    6,360   387,824 SH       OTHER      1           0   387,824    0
FUSHI COPPERWELD INC         COM            36113E107    1,159   130,508 SH       OTHER      1           0   130,508    0
GENZYME CORP                 COM            372917104   79,253 1,113,104 SH       OTHER      1           0 1,113,104    0
HYPERCOM CORP                COM            44913M105   12,231 1,461,280 SH       OTHER      1           0 1,461,280    0
J CREW GROUP INC             COM            46612H402   32,749   759,141 SH       OTHER      1           0   759,141    0
JO-ANN STORES INC            COM            47758P307   19,331   321,000 SH       OTHER      1           0   321,000    0
KING PHARMACEUTICALS INC     COM            495582108   22,256 1,584,030 SH       OTHER      1           0 1,584,030    0
LTX-CREDENCE CORP            COM NEW        502403207    1,754   237,000 SH       OTHER      1           0   237,000    0
MARSHALL & ILSLEY CORP NEW   COM            571837103   10,380 1,500,000 SH       OTHER      1           0 1,500,000    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104    1,830    33,600 SH  PUT  OTHER      1           0    33,600    0
SONIC SOLUTIONS              COM            835460106   15,921 1,061,400 SH       OTHER      1           0 1,061,400    0
SYNIVERSE HLDGS INC          COM            87163F106   27,090   878,111 SH       OTHER      1           0   878,111    0
TONGJITANG CHINESE MED CO    SPON ADR       89025E103      434   101,640 SH       OTHER      1           0   101,640    0
TRINTECH GROUP PLC           SPONS ADR NEW  896682200    5,445   833,877 SH       OTHER      1           0   833,877    0
VERIGY LTD                   SHS            Y93691106    1,543   118,500 SH       OTHER      1           0   118,500    0